Consolidated Statements Of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Sales	$ 19,154.0	$ 18,283.1	$ 17,474.8
Cost of sales	(9,261.4)	(8,941.1)	(8,633.0)
Gross profit	9,892.6	9,342.0	8,841.8
Operating costs and other:
Selling, general and administrative expenses	(5,389.0)	(5,117.1)	(4,923.0)
Research and development expenses	(1,157.0)	(1,104.4)	(1,009.1)
Earnings from unconsolidated joint venture	0.0	0.0	69.9
Operating profit	3,346.6	3,120.5	2,979.6
Non-operating income (expense):
Other income	156.5	431.3	0.0
Interest expense	(119.1)	(141.2)	(152.7)
Interest income	16.7	5.7	3.2
Earnings from continuing operations before income taxes	3,400.7	3,416.3	2,830.1
Income taxes	(857.6)	(825.7)	(648.8)
Net earnings from continuing operations	2,543.1	2,590.6	2,181.3
Earnings from discontinued operations, net of income taxes	55.3	104.4	210.9
Net earnings	$ 2,598.4	$ 2,695.0	$ 2,392.2
Net earnings per share from continuing operations:
Basic (in dollars per share)	$ 3.62	$ 3.72	$ 3.15
Diluted (in dollars per share)	3.56	3.65	3.07
Net earnings per share from discontinued operations:
Basic (in dollars per share)	0.08	0.15	0.30
Diluted (in dollars per share)	0.08	0.15	0.30
Net earnings per share:
Basic (in dollars per share)	3.70	3.87	3.45
Diluted (in dollars per share)	$ 3.63	$ 3.80	$ 3.36
Average common stock and common equivalent shares outstanding:
Basic (in shares)	702.2	696.0	693.4
Diluted (in shares)	716.1	711.0	713.1